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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                     Pioneer Protected Principal Plus Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

PIONEER
                            -----------------------
                                   PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                     Annual
                                     Report

                                    12/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                       1
Portfolio Summary                                                           2
Performance Update                                                          3
Portfolio Management Discussion                                             6
Schedule of Investments                                                     9
Financial Statements                                                       18
Notes to Financial Statements                                              25
Report of Independent Auditors                                             32
Trustees, Officers and Service Providers                                   33
Retirement Plans from Pioneer                                              40
Programs and Services for Pioneer Shareowners                              42
The Pioneer Family of Mutual Funds                                         44

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Government Obligations                     77.0%
U.S. Common Stocks                              21.4%
Depositary Receipts for International Stocks     1.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Government Obligations                     77.0%
Information Technology                           4.3%
Financials                                       3.7%
Industrials                                      3.2%
Consumer Discretionary                           2.6%
Consumer Staples                                 2.5%
Health Care                                      2.3%
Energy                                           1.8%
Materials                                        1.3%
Telecommunication Services                       0.9%
Utilities                                        0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

 1.     U.S. Treasury Strip, Zero Coupon Bond, 11/15/09         77.00%
 2.     ChevronTexaco Corp.                                      0.72
 3.     IBM Corp.                                                0.55
 4.     Exxon Mobil Corp.                                        0.45
 5.     SBC Communications, Inc.                                 0.44
 6.     McGraw-Hill Co., Inc.                                    0.41
 7.     Target Corp.                                             0.40
 8.     Rio Tinto Plc (A.D.R.)                                   0.40
 9.     Intel Corp.                                              0.38
10.     Walgreen Co.                                             0.38

Top 10 holdings exclude temporary cash investments and derivative instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/03     12/31/02
                            $10.21       $10.08

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)         Income       Capital Gains   Capital Gains
                            $0.1783      $0.0012         $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

                           Average Annual Total Returns
                            (As of December 31, 2003)

                          Net Asset             Public Offering
Period                      Value                   Price*
Life-of-Class
(11/1/02)                   3.40%                   -1.70%
1 Year                      3.08%                   -2.81%


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[REPRESENTATION OF MOUNTAIN CHART]

                                                   Lehman Brothers
        Pioneer Protected         S&P 500      Government Intermediate
         Principal Plus*           Index              Bond Index

11/02         $9425               $10000                $ 9920
12/02
6/03          $9509               $ 9413                $10104
12/03         $9801               $12111                $10335

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/03     12/31/02
                            $10.21       $10.08

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)         Dividends    Capital Gains   Capital Gains
                            $0.0994      $0.0012         $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

                             Average Annual Total Returns
                              (As of December 31, 2003)
                            If                        If
Period                      Held                   Redeemed*
Life-of-Class
(11/1/02)                   2.68%                   -0.74%
1 Year                      2.29%                   -1.71%

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[REPRESENTATION OF MOUNTAIN CHART]

                                                   Lehman Brothers
        Pioneer Protected         S&P 500      Government Intermediate
         Principal Plus*           Index              Bond Index

11/02        $10000                $10000                $ 9920
12/02
6/03         $10083                $ 9413                $10104
12/03        $ 9914                $12111                $10335

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/03     12/31/02
                            $10.23       $10.07

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(1/1/03 - 12/31/03)         Dividends    Capital Gains   Capital Gains
                            $0.0801      $0.0012         $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

                               Average Annual Total Returns
                                (As of December 31, 2003)
                            Net Asset            Public Offering
Period                        Value                Price/CDSC*
Life-of-Class
(11/1/02)                    2.69%                   1.82%
1 Year                       2.40%                   1.40%


* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[REPRESENTATION OF MOUNTAIN CHART]

                                                   Lehman Brothers
        Pioneer Protected         S&P 500      Government Intermediate
         Principal Plus*           Index              Bond Index

11/02         $ 9901               $10000               $ 9920
12/02
6/03          $ 9974               $ 9413               $10104
12/03         $10213               $12111               $10335

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government Intermediate Bond Index is composed of all bonds covered by Lehman Brothers Government Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. You cannot invest directly in the Indices.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------

U.S. stocks declined in the first few months of 2003, but more than made up for those losses by year-end. As concerns about the war in Iraq eased, economic data and corporate profits pointed to renewed growth. Another cut in short-term interest rates and a reduction in federal income tax rates that took effect during the year also helped stocks. In the following interview, portfolio managers Walter Hunnewell, Jr. and Richard Schlanger discuss the strategy of Pioneer Protected Principal Plus Fund and the factors that influenced its performance over the 12 months ended December 31, 2003.

Q:   How did the Fund perform over the past six months?

A: Pioneer Protected Principal Plus Fund's Class A shares had a total return of 3.08% at net asset value for the 12 months ended December 31, 2003. This performance compares to a 2.29% average annual total return for the Lehman Brothers Government Intermediate Bond Index for the fiscal year. Since a majority of the Fund was allocated to fixed-income during the period, a performance comparison against an equity index, such as the Standard & Poor's 500 Index, would not be especially noteworthy at this time.

Q:   What factors most affected Fund performance?

A: Investors need to view the Fund's performance in the context of its investment objective and the strategy we use to meet it. The primary objective is capital preservation. A secondary objective is capital appreciation. Those goals mean that the Fund's exposure to equities -- even in a rising stock market -- will be relatively smaller than in an all-equity strategy. Still, shareholders did benefit from the stock market's gains of the past 12 months. Although the Fund had about 23% of its assets in stocks at the end of the period, most of the Fund's stock holdings did perform well. For example, we elected to maintain a larger allocation in energy, compared to the Fund's equity benchmark, throughout the period. Earlier in the year, this sector appeared to be on hold pending the outcome of the Iraqi war and the future for Iraq oil. It still looks as though it will be some time before Iraqi oil production comes close to that country's capacity. However, the large integrated oil companies are generating substantial amounts of cash, and we expect the energy sector to continue benefiting from the ongoing global recovery.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How would you describe the overall investment environment of the past six months?

A: The first few months of the year were challenging for the equity market. Following a year-end rally in some of the more beaten-down stocks, we saw some consolidation as well as continued preoccupation with the potential for war. There also was uncertainty concerning what Congress might do about taxes. However, the quick resolution to major fighting in Iraq and the passage of a tax bill led to strong stock-market performance for the rest of the year. Finally, declining interest rates resulted in lower yields from fixed-income investments, which helped make stocks more attractive than bonds. All these factors helped the stock market post its best performance since 1999.

Q:   Could you talk about sectors where you've invested?

A: In addition to our energy holdings, we have maintained a larger allocation in technology, relative to the S&P 500, and the Fund benefited from a rebound there. Because this is a high-quality, blue-chip portfolio, we have emphasized larger, more established technology companies, such as IBM, Canon and Intel. In another area, industrial stocks have benefited from the economic recovery, as well as their ability to cut costs dramatically over the past two or three years. For example, the Fund has benefited from its holding in PACCAR, which makes Peterbilt and other high quality trucks. PACCAR's U.S. and European operations have both performed well. Finally, our holdings in the materials sector, including Phelps Dodge and Rio Tinto, have helped the Fund as prices of such commodities as copper and aluminum have risen. On the negative side, performance was hurt in part by Eastman Kodak. Company management elected to cut the dividend more than expected and embark on what we regard as a radical corporate strategy. We have significantly reduced our position in the company.

Q:   Have you changed the Fund's exposure to any industries?

A: We've been looking for ways selectively to increase the Fund's exposure to financial services. This is another sector that we believe will benefit from an improving economy. We have identified what we see as interesting values in that sector, including some regional banks and thrifts. We are also looking for ways to

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                           (continued)
--------------------------------------------------------------------------------

     increase our exposure to health care, which we regard as a growing long-term business. While stocks of large, brand-name pharmaceutical companies have struggled, we have found opportunities in medical devices. A new holding for the fund is Biomet, which makes artificial orthopedic components.

Q:   How do interest rates affect how you manage the Fund?

A: Interest rates are the driving force behind the allocation of the Fund. This means that, as interest rates have fallen and bond prices have risen, we had to invest more money in Treasury strips to meet our obligation to provide a minimum 2% annual return by the end of the Guarantee Period, which is December 21, 2009. It would be our hope that, as interest rates rise, we would have the latitude to increase our equity exposure going forward. In fact, from the end of June to the end of December, we were able to raise the equity allocation from about 11% of assets to just over 23%. As it presently stands, the portfolio is positioned to benefit from an improving economy. While some additional money may be used to add new stocks, we would be more likely to spread it across the existing portfolio of high quality, value-oriented companies.

Q:   What is your investment outlook?

A: The U.S. economy and the stock market made a remarkable recovery in 2003. We believe the economic recovery will continue through the balance of 2004, though perhaps not at the pace we saw in the third and fourth quarters. We also expect to see further gains - but continued volatility - in the stock market. In the fixed-income market, we expect intermediate-term interest rates to drift higher over the coming year. These increases will be the result of a stronger economy, fiscal stimulus, a declining dollar and the likelihood that the next change in short-term interest rates by the Federal Reserve Board, whenever it comes, will be upward. However, as we noted, higher interest rates give us some flexibility gradually to increase the Fund's equity exposure.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03
--------------------------------------------------------------------------------

Shares                                                                     Value
              COMMON STOCKS - 23.1%
              Energy - 1.8%
              Integrated Oil & Gas - 1.6%
  10,987      ChevronTexaco Corp.                                  $    949,167
   3,232      ConocoPhillips                                            211,922
  14,620      Exxon Mobil Corp.                                         599,420
   4,343      Royal Dutch Petroleum Co.                                 227,530
   3,368      Shell Transport & Trading Co. (A.D.R.)                    151,661
                                                                   ------------
                                                                   $  2,139,700
                                                                   ------------
              Oil & Gas Drilling - 0.2%
   5,547      Smith International, Inc.*                           $    230,311
   2,202      Transocean Offshore Inc.*                                  52,870
                                                                   ------------
                                                                   $    283,181
                                                                   ------------
              Total Energy                                         $  2,422,881
                                                                   ------------
              Materials - 1.3%
              Aluminum - 0.2%
   7,328      Alcoa, Inc.                                          $    278,464
                                                                   ------------
              Commodity Chemicals - 0.3%
   2,331      Air Products & Chemicals, Inc.                       $    123,147
   4,447      E.I. du Pont de Nemours and Co.                           204,073
                                                                   ------------
                                                                   $    327,220
                                                                   ------------
              Diversified Chemical - 0.1%
   1,976      PPG Industries, Inc.                                 $    126,504
                                                                   ------------
              Diversified Metals & Mining - 0.6%
   3,877      Phelps Dodge Corp.*                                  $    295,001
   4,713      Rio Tinto Plc (A.D.R.)                                    524,604
                                                                   ------------
                                                                   $    819,605
                                                                   ------------
              Paper Products - 0.1%
   5,090      Meadwestvaco Corp.                                   $    151,428
                                                                   ------------
              Total Materials                                      $  1,703,221
                                                                   ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Capital Goods - 1.9%
              Aerospace & Defense - 0.6%
   3,040      Boeing Co.                                           $    128,106
   4,698      General Dynamics Corp.                                    424,652
   3,845      Lockheed Martin Corp.                                     197,633
                                                                   ------------
                                                                   $    750,391
                                                                   ------------
              Electrical Components & Equipment - 0.1%
   2,178      Emerson Electric Co.                                 $    141,026
   1,561      General Electric Co.                                       48,360
                                                                   ------------
                                                                   $    189,386
                                                                   ------------
              Industrial Conglomerates - 0.6%
   2,303      Illinois Tool Works, Inc.                            $    193,245
   2,558      Johnson Controls, Inc.                                    297,035
   3,317      United Technologies Corp.                                 314,352
                                                                   ------------
                                                                   $    804,632
                                                                   ------------
              Industrial Machinery - 0.6%
   4,400      Caterpillar, Inc.                                    $    365,288
   6,228      Deere & Co.                                               405,131
                                                                   ------------
                                                                   $    770,419
                                                                   ------------
              Total Capital Goods                                  $  2,514,828
                                                                   ------------
              Commercial Services & Supplies - 0.4%
              Employment Services - 0.2%
  10,194      Robert Half Intl., Inc.*                             $    237,928
                                                                   ------------
              Office Services & Supplies - 0.2%
   6,129      Canon, Inc. (A.D.R.)                                 $    291,986
                                                                   ------------
              Total Commercial Services & Supplies                 $    529,914
                                                                   ------------
              Transportation - 0.9%
              Airlines - 0.2%
  17,189      Southwest Airlines Co.                               $    277,430
                                                                   ------------
              Railroads - 0.6%
   5,190      Burlington Northern, Inc.                            $    167,897
  17,710      Norfolk Southern Corp.                                    418,842
   3,221      Philadelphia Suburban Corp.                                71,184
   1,423      Union Pacific Corp.                                        98,870
                                                                   ------------
                                                                   $    756,793
                                                                   ------------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              Trucking - 0.1%
   1,997      United Parcel Service                                $    148,876
                                                                   ------------
              Total Transportation                                 $  1,183,099
                                                                   ------------
              Automobiles & Components - 0.3%
              Automobile Manufacturers - 0.3%
   4,046      PACCAR, Inc.                                         $    344,396
                                                                   ------------
              Total Automobiles & Components                       $    344,396
                                                                   ------------
              Consumer Durables & Apparel - 0.1%
              Photographic Products - 0.1%
     752      Eastman Kodak Co.                                    $     19,304
                                                                   ------------
              Total Consumer Durables & Apparel                    $     19,304
                                                                   ------------
              Media - 1.4%
              Advertising - 0.3%
   4,228      Omnicom Group                                        $    369,231
                                                                   ------------
              Publishing - 1.1%
   2,091      Dow Jones & Company, Inc.                            $    104,236
   4,872      Gannett Co.                                               434,388
   1,998      John Wiley & Sons, Inc.                                    52,008
   7,796      McGraw-Hill Co., Inc.                                     545,096
  15,931      Reed Elsevier NV (A.D.R.)                                 394,292
                                                                   ------------
                                                                   $  1,530,020
                                                                   ------------
              Total Media                                          $  1,899,251
                                                                   ------------
              Retailing - 0.9%
              Department Stores - 0.2%
   6,321      May Department Stores Co.                            $    183,751
                                                                   ------------
              General Merchandise Stores - 0.5%
   3,040      Family Dollar Stores, Inc.                           $    109,075
  13,915      Target Corp.                                              534,336
                                                                   ------------
                                                                   $    643,411
                                                                   ------------
              Home Improvement Retail - 0.2%
   4,779      Lowe's Companies, Inc.                               $    264,709
                                                                   ------------
              Specialty Stores - 0.0%
   1,445      Barnes & Noble, Inc.*                                $     47,468
                                                                   ------------
              Total Retailing                                      $  1,139,339
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Food & Drug Retailing - 0.8%
              Drug Retail - 0.4%
  13,785      Walgreen Co.                                         $    501,498
                                                                   ------------
              Food Distributors - 0.2%
   8,324      Sysco Corp.                                          $    309,903
                                                                   ------------
              Hypermarkets & Supercenters - 0.2%
   5,190      Wal-Mart Stores, Inc.                                $    275,330
                                                                   ------------
              Total Food & Drug Retailing                          $  1,086,731
                                                                   ------------
              Food, Beverage & Tobacco - 1.1%
              Packaged Foods & Meats - 0.9%
   8,426      Campbell Soup Co.                                    $    225,817
   4,528      General Mills, Inc.                                       205,118
   7,315      H.J. Heinz Co., Inc.                                      266,485
   2,623      Hershey Foods Corp.                                       201,945
  12,894      Sara Lee Corp.                                            279,929
                                                                   ------------
                                                                   $  1,179,294
                                                                   ------------
              Soft Drinks - 0.2%
   6,543      PepsiCo, Inc.                                        $    305,035
                                                                   ------------
              Total Food, Beverage & Tobacco                       $  1,484,329
                                                                   ------------
              Household & Personal Products - 0.6%
              Household Products - 0.6%
   6,555      Colgate-Palmolive Co.                                $    328,078
   4,400      Procter & Gamble Co.                                      439,472
                                                                   ------------
                                                                   $    767,550
                                                                   ------------
              Total Household & Personal Products                  $    767,550
                                                                   ------------
              Health Care Equipment & Services - 1.0%
              Health Care Distributors - 0.6%
   5,613      Abbott Laboratories                                  $    261,566
   9,286      Johnson & Johnson Co.                                     479,715
                                                                   ------------
                                                                   $    741,281
                                                                   ------------
              Health Care Equipment - 0.3%
   7,298      Becton, Dickinson & Co.                              $    300,240
   4,363      Biomet, Inc.                                              158,857
                                                                   ------------
                                                                   $    459,097
                                                                   ------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              Health Care Services - 0.0%
     888      Medco Health Solutions, Inc.*                        $     30,183
                                                                   ------------
              Managed Health Care - 0.1%
   1,051      United Healthcare Group, Inc.                        $     61,147
     729      Wellpoint Health Networks, Inc.*                           70,706
                                                                   ------------
                                                                   $    131,853
                                                                   ------------
              Total Health Care Equipment & Services               $  1,362,414
                                                                   ------------
              Pharmaceuticals & Biotechnology - 1.3%
              Pharmaceuticals - 1.3%
   4,505      Eli Lilly & Co.                                      $    316,837
   6,546      Merck & Co., Inc.                                         302,425
   5,704      Novartis AG (A.D.R.)                                      261,757
   7,639      Pfizer, Inc.                                              269,886
   1,768      Roche Holdings AG (A.D.R.)                                177,898
  23,512      Schering-Plough Corp.                                     408,874
                                                                   ------------
                                                                   $  1,737,677
                                                                   ------------
              Total Pharmaceuticals & Biotechnology                $  1,737,677
                                                                   ------------
              Banks - 1.4%
              Diversified Banks - 0.4%
   3,175      Bank of America Corp.                                $    255,365
   4,400      Wells Fargo & Co.                                         259,116
                                                                   ------------
                                                                   $    514,481
                                                                   ------------
              Regional Banks - 0.9%
   3,568      First Tennessee National Corp.                       $    157,349
  13,785      National City Corp.                                       467,863
   5,729      SunTrust Banks, Inc.                                      409,624
   2,091      Zions Bancorporation                                      128,241
                                                                   ------------
                                                                   $  1,163,077
                                                                   ------------
              Thrifts & Mortgage Finance - 0.1%
   5,190      Washington Mutual, Inc.                              $    208,223
                                                                   ------------
              Total Banks                                          $  1,885,781
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Diversified Financials - 1.5%
              Asset Management & Custody Banks - 1.1%
  11,121      The Bank of New York Co., Inc.                       $    368,328
   4,872      Federated Investors, Inc.                                 143,042
   8,610      State Street Corp.                                        448,409
  10,239      T. Rowe Price Associates, Inc.                            485,431
                                                                   ------------
                                                                   $  1,445,210
                                                                   ------------
              Consumer Finance - 0.2%
   4,450      American Express Co.                                 $    214,624
                                                                   ------------

   5,896      Merrill Lynch & Co., Inc.                            $    345,800
                                                                   ------------
              Total Diversified Financials                         $  2,005,634
                                                                   ------------
              Insurance - 0.8%
              Multi-Line Insurance - 0.2%
   4,681      American International Group, Inc.                   $    310,257
                                                                   ------------
              Property & Casualty Insurance - 0.6%
   5,506      Chubb Corp.                                          $    374,959
   3,940      Safeco Corp.                                              153,384
   5,697      St. Paul Companies, Inc.                                  225,886
                                                                   ------------
                                                                   $    754,229
                                                                   ------------
              Total Insurance                                      $  1,064,486
                                                                   ------------
              Software & Services - 1.5%
              Application Software - 0.9%
   4,400      Adobe Systems, Inc.                                  $    172,920
   5,055      BMC Software, Inc.*                                        94,276
  15,296      Microsoft Corp.                                           421,252
   9,559      Synopsys, Inc.*                                           322,712
   3,236      Symantec Corp.*                                           112,127
                                                                   ------------
                                                                   $  1,123,287
                                                                   ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
              Data Processing & Outsourced Services - 0.6%
   4,911      Automatic Data Processing, Inc.                      $    194,525
   5,494      Computer Sciences Corp.*                                  243,000
   2,645      DST Systems, Inc.*                                        110,455
   4,812      Electronic Data Systems Corp.                             118,086
   2,802      Fiserv, Inc.*                                             110,707
   2,139      SunGard Data Systems, Inc.*                                59,272
                                                                   ------------
                                                                   $    836,045
                                                                   ------------
              Total Software & Services                            $  1,959,332
                                                                   ------------
              Technology Hardware & Equipment - 1.7%
              Communications Equipment - 0.6%
   5,381      Cisco Systems, Inc.*                                 $    130,704
  21,668      Motorola, Inc.                                            304,869
  14,804      Nokia Corp. (A.D.R.)                                      251,668
   2,712      Qualcomm, Inc.                                            146,258
                                                                   ------------
                                                                   $    833,499
                                                                   ------------
              Computer Hardware - 1.1%
   2,844      Diebold, Inc.                                        $    153,206
   8,093      Dell, Inc.*                                               274,838
   2,132      Hewlett-Packard Co.                                        48,972
   7,796      IBM Corp.                                                 722,533
  39,897      Sun Microsystems, Inc.*                                   179,138
                                                                   ------------
                                                                   $  1,378,687
                                                                   ------------
              Total Technology Hardware & Equipment                $  2,212,186
                                                                   ------------
              Semiconductors - 1.1%
              Semiconductor Equipment - 0.4%
  14,435      Applied Materials, Inc.*                             $    324,066
   4,941      Novellus Systems, Inc.*                                   207,769
                                                                   ------------
                                                                   $    531,835
                                                                   ------------
              Semiconductors - 0.7%
   2,423      Altera Corp.*                                        $     55,002
  15,653      Intel Corp.                                               504,027
  13,072      Texas Instruments, Inc.                                   384,055
                                                                   ------------
                                                                   $    943,084
                                                                   ------------
              Total Semiconductors                                 $  1,474,919
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
              Telecommunication Services - 0.9%
              Integrated Telecommunications Services - 0.9%
   2,331      Alltel Corp.                                         $    108,578
  14,729      BellSouth Corp.                                           416,831
  22,163      SBC Communications, Inc.                                  577,789
                                                                   ------------
                                                                   $  1,103,198
                                                                    -----------
              Total Telecommunication Services                     $  1,103,198
                                                                   ------------
              Utilities - 0.4%
              Electric Utilities - 0.3%
   3,368      American Electric Power Co., Inc.                    $    102,758
   3,692      Consolidated Edison, Inc.                                 158,793
   3,383      Southern Co.                                              102,336
                                                                   ------------
                                                                   $    363,887
                                                                   ------------
              Gas Utilities - 0.1%
   2,933      KeySpan Energy Corp.                                 $    107,927
   3,144      Vectren Corp.                                              77,500
                                                                   ------------
                                                                   $    185,427
                                                                   ------------
              Total Utilities                                      $    549,314
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $24,659,047)                                   $ 30,449,784
                                                                   ============


16    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
     Amount                                                                   Value
                  U.S. GOVERNMENT OBLIGATION - 77.2%
$126,700,000      U.S. Treasury Strip, Zero Coupon Bond, 11/15/09      $101,924,195
                                                                       ------------
                  TOTAL U.S. GOVERNMENT OBLIGATION
                  (Cost $100,511,160)                                  $101,924,195
                                                                       ------------
                  TOTAL INVESTMENT IN SECURITIES - 100.3%
                  (Cost $125,170,207) (a)(b)(c)                        $132,373,979
                                                                       ------------
                  OTHER ASSETS AND LIABILITIES - (0.3)%                $   (397,152)
                                                                       ------------
                  TOTAL NET ASSETS - 100.0%                            $131,976,827
                                                                       ============


*      Non-income producing security.

A.D.R. American Depositary Receipt.

(a) At December 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $126,713,162 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                       $  5,750,358

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                            (89,541)
                                                                       ------------
       Net unrealized gain                                             $  5,660,817
                                                                       ============
(b)    At December 31, 2003 the Fund had a capital loss carryforward of
       $2,153,693 which will expire in 2011 if not utilized.
(c)    The Fund elected to defer approximately $8,622 of capital losses recognized between November 1, 2003 and December 31, 2003 to its final year ending
       December 31, 2004.

       Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2003 aggregated $127,430,179 and $161,201,529, respectively.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/03
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities at value (cost $125,170,207)            $132,373,979
  Cash                                                                  363,926
  Dividends and interest receivables                                     37,944
  Other                                                                     255
                                                                   ------------
       Total assets                                                $132,776,104
                                                                   ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                       $    414,953
  Due to affiliates                                                     220,362
  Accrued expenses                                                       60,128
  Financial warranty fee                                                103,834
                                                                   ------------
       Total liabilities                                           $    799,277
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $128,478,325
  Accumulated net realized loss on investments                       (3,705,270)
  Net unrealized gain on investments                                  7,203,772
                                                                   ------------
       Total net assets                                            $131,976,827
                                                                   ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $45,699,666/4,475,814 shares)                  $      10.21
                                                                   ============
  Class B (based on $61,180,570/5,990,902 shares)                  $      10.21
                                                                   ============
  Class C (based on $25,096,591/2,452,776 shares)                  $      10.23
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($10.21 [divided by] 94.25%)                             $      10.83
                                                                   ============
  Class C ($10.23 [divided by] 99.00%)                             $      10.33
                                                                   ============

18    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For Year Ended 12/31/03


INVESTMENT INCOME:
  Dividends                                               $  486,183
  Interest                                                 4,909,623
                                                          ----------
       Total investment income                                              $  5,395,806
                                                                            ------------
EXPENSES:
  Financial warranty fee                                  $1,295,759
  Management fees                                          1,067,096
  Transfer agent fees
     Class A                                                  81,602
     Class B                                                  93,888
     Class C                                                  39,532
  Distribution fees
     Class A                                                 137,041
     Class B                                                 658,064
     Class C                                                 318,196
  Administrative fees                                         37,595
  Custodian fees                                              57,065
  Registration fees                                           78,978
  Professional fees                                           43,556
  Printing                                                    24,621
  Fees and expenses of nonaffiliated trustees                  8,146
  Miscellaneous                                                3,205
                                                          ----------
       Total expenses                                                       $  3,944,344
                                                                            ------------
       Less expenses paid indirectly                                             (14,508)
                                                                            ------------
       Net expenses                                                         $  3,929,836
                                                                            ------------
         Net investment income                                              $  1,465,970
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $ (3,620,220)
                                                                            ------------
  Change in net unrealized gain on investments                              $  5,826,255
                                                                            ------------
    Net gain on investments                                                 $  2,206,035
                                                                            ------------
    Net increase in net assets resulting from operations                    $  3,672,005
                                                                            ============

The accompanying notes are an integral part of these financial statements.   19

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 12/31/03 and the Period from 11/1/02
(Commencement of Operations) to 12/31/02


                                                                                    11/1/02
                                                               Year Ended             to
                                                                12/31/03           12/31/02
FROM OPERATIONS:
Net investment income (loss)                               $  1,465,970         $     (3,419)
Net realized loss on investments                             (3,620,220)             (69,604)
Change in net unrealized gain on investments                  5,826,255            1,377,517
                                                           ------------         ------------
  Net increase in net assets resulting from operations     $  3,672,005         $  1,304,494
                                                           ------------         ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.18 and $0.009 per share, respectively)       $   (809,940)        $    (52,130)
  Class B ($0.10 and $0.003 per share, respectively)           (593,126)             (18,887)
  Class C ($0.08 and $0.004 per share, respectively)           (199,083)             (13,172)
Net realized gain:
  Class A ($0.001 and $0.00 per share, respectively)       $     (5,737)        $         --
  Class B ($0.001 and $0.00 per share, respectively)             (7,368)                  --
  Class C ($0.001 and $0.00 per share, respectively)             (3,297)                  --
                                                           ------------         ------------
     Total distributions to shareowners                    $ (1,618,551)        $    (84,189)
                                                           ------------         ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $    331,283         $162,729,712
Reinvestment of distributions                                 1,225,612               65,027
Cost of shares repurchased                                  (34,766,768)            (981,798)
                                                           ------------         ------------
  Net increase (decrease) in net assets resulting from
     fund share transactions                               $(33,209,873)        $161,812,941
                                                           ------------         ------------
  Net increase (decrease) in net assets                    $(31,156,419)        $163,033,246
                                                           ------------         ------------
NET ASSETS:
Beginning of period                                         163,133,246              100,000
                                                           ------------         ------------
End of period (including accumulated undistributed/
  (distribution in excess of) net investment income of
  $0 and $0 respectively)                                  $131,976,827         $163,133,246
                                                           ============         ============

20    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Year Ended 12/31/03 and the Period from
11/1/02 (Commencement of Operations) to 12/31/02, respectively


                                     '03 Shares        '03 Amount        '02 Shares      '02 Amount
CLASS A
Shares sold                                  --     $         --        6,085,318       $60,853,189
Reinvestment of distributions            66,373          675,714            4,232            42,658
Less shares repurchased              (1,657,155)     (16,830,644)         (26,288)         (263,007)
                                     ----------     ------------        ---------       -----------
  Net increase (decrease)            (1,590,782)    $(16,154,930)       6,063,262       $60,632,840
                                     ==========     ============        =========       ===========
CLASS B
Shares sold                              30,137     $    303,885        6,774,773       $67,747,728
Reinvestment of distributions            40,172          408,951            1,276            12,863
Less shares repurchased                (825,867)      (8,365,853)         (32,922)         (329,284)
                                     ----------     ------------        ---------       -----------
  Net increase (decrease)              (755,558)    $ (7,653,017)       6,743,127       $67,431,307
                                     ==========     ============        =========       ===========
CLASS C
Shares sold                               2,648     $     27,398        3,412,884       $34,128,795
Reinvestment of distributions            13,819          140,947              944             9,506
Less shares repurchased                (941,970)      (9,570,271)         (38,882)         (389,507)
                                     ----------     ------------        ---------       -----------
  Net increase (decrease)              (925,503)    $ (9,401,926)       3,374,946       $33,748,794
                                     ==========     ============        =========       ===========


The accompanying notes are an integral part of these financial statements.   21

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            11/1/02(a)
                                                          Year Ended            to
                                                           12/31/03          12/31/02
CLASS A
Net asset value, beginning of period                     $  10.075          $10.000
                                                         ---------          -------
Increase from investment operations:
  Net investment income                                  $   0.173          $ 0.003
  Net realized and unrealized gain on investments            0.145            0.081
                                                         ---------          -------
     Net increase from investment operations             $   0.318          $ 0.084
Distributions to shareowners:
  Net investment income                                     (0.178)          (0.009)
  Net realized gain                                         (0.001)(b)            -
                                                         ---------          -------
Net increase in net asset value                          $   0.139          $ 0.075
                                                         ---------          -------
Net asset value, end of period                           $  10.214          $10.075
                                                         =========          =======
Total return*                                                 3.08%            0.89%
Ratio of net expenses to average net assets+                  2.10%            1.56%**
Ratio of net investment income to average
  net assets+                                                 1.44%            0.41%**
Portfolio turnover rate                                         84%              12%
Net assets, end of period (in thousands)                 $  45,700          $61,124
Ratios with reductions for fees paid indirectly:
  Net expenses                                                2.10%            1.56%**
  Net investment income                                       1.44%            0.41%**

(a) Class A shares were first publicly offered November 1, 2002.
(b) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.

22    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                              11/1/02(a)
                                                          Year Ended              to
                                                           12/31/03            12/31/02
CLASS B
Net asset value, beginning of period                     $  10.076           $  10.000
                                                         ---------           ---------
Increase from investment operations:
  Net investment income (loss)                           $   0.076           $  (0.003)
  Net realized and unrealized gain on investments            0.160               0.082
                                                         ---------           ---------
     Net increase from investment operations             $   0.236           $   0.079
Distributions to shareowners:
  Net investment income                                     (0.099)             (0.003)(b)
  Net realized gain                                         (0.001)(b)               -
                                                         ---------           ---------
Net increase in net asset value                          $   0.136           $   0.076
                                                         ---------           ---------
Net asset value, end of period                           $  10.212           $  10.076
                                                         =========           =========
Total return*                                                 2.29%               0.83%
Ratio of net expenses to average net assets+                  2.85%               2.30%**
Ratio of net investment income (loss) to average
  net assets+                                                 0.69%              (0.31)%**
Portfolio turnover rate                                         84%                 12%
Net assets, end of period (in thousands)                 $  61,181           $  67,974
Ratios with reductions for fees paid indirectly:
  Net expenses                                                2.85%               2.30%**
  Net investment income (loss)                                0.69%              (0.31)%**

(a) Class B shares were first publicly offered November 1, 2002.
(b) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                              11/1/02(a)
                                                          Year Ended              to
                                                           12/31/03            12/31/02
CLASS C
Net asset value, beginning of period                     $  10.074           $  10.000
                                                         ---------           ---------
Increase from investment operations:
  Net investment income (loss)                           $   0.090           $  (0.002)
  Net realized and unrealized gain on investments            0.150               0.080
                                                         ---------           ---------
     Net increase from investment operations             $   0.240           $   0.078
Distributions to shareowners:
  Net investment income                                     (0.080)             (0.004)(b)
  Net realized gain                                         (0.001)(b)               -
                                                         ---------           ---------
Net increase in net asset value                          $   0.159           $   0.074
                                                         ---------           ---------
Net asset value, end of period                           $  10.233           $  10.074
                                                         =========           =========
Total return*                                                 2.40%               0.74%
Ratio of net expenses to average net assets+                  2.84%               2.34%**
Ratio of net investment income (loss) to average
  net assets+                                                 0.70%              (0.27)%**
Portfolio turnover rate                                         84%                 12%
Net assets, end of period (in thousands)                 $  25,097           $  34,036
Ratios with reductions for fees paid indirectly:
  Net expenses                                                2.84%               2.34%**
  Net investment income (loss)                                0.70%              (0.27)%**

(a) Class C shares were first publicly offered on November 1, 2002.
(b) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratio with no reduction for fees paid indirectly.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the Fund), organized as a Delaware business trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date") and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.0% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that PIM is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares of Class A, Class B and Class C each represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------

amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the periods ended December 31, 2003 and 2002, was as follows:

---------------------------------------------------------
                                 2003           2002
---------------------------------------------------------
  Distributions paid from:
   Ordinary income            $1,618,551      $84,189
   Long-term capital gain             --           --
                              ----------      -------
   Total                      $1,618,551      $84,189
                              ==========      =======

     The following shows components of distributable earnings on a federal income tax basis at December 31, 2003.

---------------------------------------------------------
                                                2003
---------------------------------------------------------
  Undistributed ordinary income           $        -
  Capital loss carryforward               (2,153,693)
  Post-October loss deferred                  (8,622)
  Unrealized appreciation                  5,660,817
                                          ----------
  Total                                   $3,498,502
                                          ==========

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------

     At December 31, 2003, the Fund reclassified $136,179 to increase undistributed net investment income and $1,159 to decrease accumulated net realized loss on investments and $137,338 to decrease paid in capital. This reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $758 underwriting commissions on the sale of Fund shares during the year ended December 31, 2003.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.


E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     receive interest or dividends on the securities loaned and gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

The Fund pays PIM a fee for managing the Fund and to cover the cost of providing certain services to the Fund. PIM's annual fee during the Guarantee Period and the Post-Guarantee Period is equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is normally computed daily and paid monthly. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio is less than the expense limitation. As of December 31, 2003 there was no contingent liability under this plan.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2003, $101,867 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
--------------------------------------------------------------------------------

3. Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and the Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $ 22,885 in transfer agent fees payable to PIMSS at December 31, 2003.

5. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $95,610 in distribution fees payable to PFD at December 31, 2003.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2003, CDSCs in the amount of $234,924 were paid to PFD.

6. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2003, expenses were reduced by $14,508 under such arrangements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Protected Principal Plus Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Protected Principal Plus Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated in the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated in the two years then ended in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 17, 2004

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*       Chairman of the Board,         Since Oct. 2001.
                               Trustee and President          Serves until a successor trustee is
                                                              elected or earlier retirement or removal.


*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**          Trustee and                    Since June, 2003.
                               Executive Vice President       Serves until a successor trustee is
                                                              elected or earlier retirement or removal.


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.





--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (55)              Trustee                        Since Oct. 2001.
3509 Woodbine Street,                                         Serves until a successor trustee is
Chevy Chase, MD 20815                                         elected or earlier retirement or removal.
------------------------------ ------------------------------ ------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since Oct. 2001.
Boston University Healthcare                                  Serves until a successor trustee is
Entrepreneurship Program,                                     elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215
------------------------------ ------------------------------ ------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                   Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset        Director of Harbor Global Company, Ltd.
Management S.p.A. ("PGAM"); Non-Executive Chairman
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)
--------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since          None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                   Other Directorships Held by this Trustee
President, Bush International (international financial        Director of Brady Corporation
advisory firm)                                                (industrial identification and
                                                              specialty coated material products
                                                              manufacturer), Millennium Chemicals,
                                                              Inc. (commodity chemicals), Mortgage
                                                              Guaranty Insurance Corporation, and
                                                              R.J. Reynolds Tobacco Holdings, Inc.
                                                              (tobacco)
--------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care                None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)       Trustee                        Since Oct. 2001.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5
---------------------------------------------------------------------------------------------------------
Marguerite A. Piret (55)        Trustee                        Since Oct. 2001.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.
---------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                        Since Oct. 2001.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.
---------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since Oct. 2001.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)       Secretary                      Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)     Assistant Secretary            Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------
David C. Phelan (46)           Assistant Secretary            Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------
Vincent Nave (58)              Treasurer                      Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------
Luis I. Presutti (38)          Assistant Treasurer            Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University
--------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
--------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
--------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
--------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
--------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)             Assistant Treasurer            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)    Assistant Treasurer            Serves at the discretion of board.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
--------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

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--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

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--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Equity Income Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund+
      Pioneer Stable Value Fund
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Fund
      Pioneer Europe Select Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer Global High Yield
      Pioneer High Yield Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund

      Money Market
      Pioneer Cash Reserves Fund*

+  Formerly Pioneer Core Equity Fund. Name change effective 12/11/03.
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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--------------------------------------------------------------------------------




                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street                                                    14698-00-0204
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Pioneer Protected
Principal Trust, including fees associated with the initial and annual filings of its Form N-1A, totaled approximately
$38,200 in 2003 and approximately $52,800 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Trust's audit-related services, which were for reviews of the Trust's semi annual financial statements and agreed-upon procedures, totaled approximately $55,000 in 2003. There were no audit-related services in 2002.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,200 and $3,300 for 2003 and 2002, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no other services provided to the Trust during the fiscal periods ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Trust and affiliates as
previously defined, totaled approximately $85,500 	in 2003
and $3,300 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Plus Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.